COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

February 29, 2020 (Unaudited)

		Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	96.9%
COMPRESSION	0.9%
Archrock, Inc.		213,904	$1,508,023
CRUDE/REFINED PRODUCTS	15.5%
Enbridge, Inc. (Canada)		380,183	14,150,823
Magellan Midstream Partners LP		50,119	2,733,991
NuStar Energy LP		86,765	1,969,566
Plains GP Holdings LP, Class A		571,441	7,868,743
USD Partners LP		94,450	853,828
			27,576,951
DIVERSIFIED MIDSTREAM	32.0%
Altus Midstream Co., Class Aa		225,554	329,309
Energy Transfer LP		1,155,994	12,808,414
Enterprise Products Partners LP		698,386	16,300,329
Kinder Morgan, Inc.		833,955	15,986,917
Marathon Petroleum Corp.		17,000	806,140
MPLX LP		104,777	2,125,925
Pembina Pipeline Corp. (Canada)		94,130	3,390,714
Williams Cos., Inc.		275,335	5,245,132
			56,992,880
DIVERSIFIED UTILITIES	2.9%
Dominion Energy, Inc.		36,733	2,871,786
Sempra Energy		16,000	2,236,480
			5,108,266
GATHERING & PROCESSING	24.4%
Antero Midstream Corp.		668,954	2,916,639
Crestwood Equity Partners LP		92,570	1,929,159
Enable Midstream Partners LP		197,857	1,226,713
EnLink Midstream LLC		807,617	3,077,021
Equitrans Midstream Corp.		974,510	6,880,041
Hess Midstream LP, Class A		80,196	1,530,140
Keyera Corp. (Canada)		201,703	4,841,774
Noble Midstream Partners LP		46,178	708,832
ONEOK, Inc.		82,766	5,522,147
Targa Resources Corp.		297,568	9,641,203
Tidewater Midstream & Infrastructure Ltd. (Canada)		3,871,364	2,624,654

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS – (Continued)

February 29, 2020 (Unaudited)

		Shares/Units	Value
Western Midstream Partners LP		193,948	$2,532,961
			43,431,284
MARINE SHIPPING/OFFSHORE	1.7%
GasLog Ltd. (Monaco)		312,603	1,753,703
Golar LNG Ltd. (Bermuda)[a]		104,433	1,338,309
			3,092,012
NATURAL GAS PIPELINES	14.1%
Cheniere Energy, Inc.[a]		177,930	9,126,030
TC Energy Corp. (Canada)		301,429	15,710,913
Tellurian, Inc.[a]		200,367	360,660
			25,197,603
OTHER	4.4%
Macquarie Infrastructure Co. LLC		180,087	7,068,415
Westshore Terminals Investment Corp. (Canada)		76,235	800,261
			7,868,676
STORAGE/TERMINALS	1.0%
Koninklijke Vopak NV (Netherlands)		37,310	1,776,130
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$198,897,456)			172,551,825
SHORT-TERM INVESTMENTS	4.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.50%[b]		7,519,061	7,519,061
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,519,061)			7,519,061

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS – (Continued)

February 29, 2020 (Unaudited)

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$206,416,517)	101.1%	$180,070,886
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(1,871,421)
NET ASSETS	100.0%	$178,199,465

Note: Percentages indicated are based on the net assets of the Fund.

a Non-income producing security.

b Rate quoted represents the annualized seven-day yield.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Limited Partnerships and Related Companies:

Storage/Terminals	$1,776,130	$—	$1,776,130	$—

Other Industries	170,775,695	170,775,695	—	—

Short-Term Investments	7,519,061	—	7,519,061	—

Total Investments in Securities[a]	$180,070,886	$170,775,695	$9,295,191	$—

a Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Master Limited Partnerships and Related Companies
Balance as of November 30, 2019	$910,168
Change in unrealized appreciation (depreciation)	(201,336)
Transfer out of Level 3[a]	(708,832)
Balance as of February 29, 2020	$—

a As of November 30, 2019, the Fund used significant unobservable inputs in determining the value of this investment. As of February 29, 2020, the Fund used a quoted price in determining the value of the same investment, which resulted from the registration of these shares.

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At February 29, 2020, the Fund did not have any option contracts outstanding.

The following summarizes the volume of the Fund’s written option contracts activity for the three months ended February 29, 2020:

Written Option Contracts
Average Notional Amount[a,b]	$903,703

a Average notional amounts represent the average for all months in which the Fund had written option contracts. For the period, this represents one month.

b Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.